Supplemental Cash Flow Information (Tables)	6 Months Ended
Jul. 31, 2026
Supplemental Cash Flow Information
Schedule of cash flow changes in operating asset and liabilities

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025
Trade accounts receivable	7,757	(641)	3,407	(2,396)
Other accounts receivable	(5,460)	(3,449)	(928)	(2,373)
Prepaid expenses and other	91	2,654	(459)	6,822
Accounts payable	(2,014)	(6,180)	(4,359)	(5,028)
Accrued liabilities	5,126	(3,692)	3,400	(14,865)
Income taxes payable	423	(2,535)	(260)	(1,370)
Operating leases	(78)	(118)	(168)	(177)
Deferred revenue	(2,048)	6,861	3,695	5,321
Changes in operating assets and liabilities	3,797	(7,100)	4,328	(14,066)